Loan Receivable from Related Party - Schedule of Loans Receivable from Related Party (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans receivable from related party, net		$ 650	$ 9,704
Less: current portion		(650)	(9,704)
Loans receivable from related party, non-current